T. ROWE PRICE Real Assets Fund
September 30, 2022 (Unaudited)
1
Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 89.7%
COMMUNICATION SERVICES 0.2%
Integrated Telecommunication Services 0.2%
Cellnex Telecom (EUR)  376,661 11,619
Total Communication Services 11,619
CONSUMER DISCRETIONARY 1.4%
Hotels, Resorts, & Cruise Lines 1.3%
H World Group (HKD)  1,170,800 3,990
Hilton Worldwide Holdings  286,614 34,571
InterContinental Hotels Group (GBP)  253,173 12,193
Kyoritsu Maintenance (JPY)  307,000 12,685
Marriott International, Class A  97,082 13,605
77,044
Household Durables 0.1%
Persimmon (GBP)  451,739 6,178
6,178
Total Consumer Discretionary 83,222
CONSUMER STAPLES 0.7%
Agricultural Products 0.5%
Darling Ingredients (1) 396,899 26,255
26,255
Packaged Foods & Meat 0.2%
Bakkafrost (NOK)  310,073 12,341
12,341
Total Consumer Staples 38,596
ENERGY 12.2%
Coal & Consumable Fuels 0.3%
NAC Kazatomprom, GDR  768,546 19,161
19,161
Integrated Oil & Gas 4.0%
Chevron  384,311 55,214
Equinor (NOK)  1,694,424 55,880
Galp Energia (EUR)  2,260,433 21,748
Shell (GBP)  1,158,967 28,752
TotalEnergies (EUR)  1,619,839 75,994
237,588
Oil & Gas Equipment & Services 1.3%
Baker Hughes  407,880 8,549
Cactus, Class A  312,948 12,026
ChampionX  476,679 9,329
T. ROWE PRICE Real Assets Fund

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Energy Reservoir Holdings, Class A-1, Acquisition Date: 4/30/19,
Cost $2,530 (1)(2)(3) 2,530,088 1,796
Halliburton  378,459 9,318
Liberty Energy, Class A (1) 497,561 6,309
TechnipFMC (1) 1,391,476 11,772
Tenaris, ADR  392,752 10,149
TGS (NOK)  478,883 5,853
75,101
Oil & Gas Exploration & Production 5.9%
Aker BP (NOK)  581,536 16,693
Canadian Natural Resources (CAD)  290,610 13,527
ConocoPhillips  948,580 97,078
Devon Energy  821,281 49,384
EOG Resources  555,933 62,114
Hess  408,606 44,534
Magnolia Oil & Gas, Class A  767,563 15,205
Pioneer Natural Resources  227,646 49,292
347,827
Oil & Gas Storage & Transportation 0.7%
Equitrans Midstream  1,460,032 10,921
TC Energy  508,831 20,501
Venture Global LNG, Series B, Acquisition Date: 3/8/17,
Cost $112 (1)(2)(3) 37 547
Venture Global LNG, Series C, Acquisition Date: 3/8/17 -
10/16/17, Cost $2,704 (1)(2)(3) 759 11,230
43,199
Total Energy 722,876
INDUSTRIALS & BUSINESS SERVICES 9.9%
Agricultural & Farm Machinery 0.6%
AGCO  79,664 7,661
Deere  89,836 29,996
37,657
Airlines 1.6%
Alaska Air Group (1) 207,574 8,127
Allegiant Travel (1) 128,741 9,396
Delta Air Lines (1) 513,966 14,422
Frontier Group Holdings (1) 1,630,975 15,820
JetBlue Airways (1) 865,365 5,737
Southwest Airlines (1) 460,967 14,216
Sun Country Airlines Holdings (1) 1,004,171 13,667
United Airlines Holdings (1) 406,835 13,234
94,619

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Building Products 0.1%
ROCKWOOL, Class B (DKK)  37,710 5,948
5,948
Construction & Engineering 0.2%
Quanta Services  103,029 13,125
13,125
Construction Machinery & Heavy Trucks 2.6%
Caterpillar  354,896 58,231
Cummins  93,380 19,004
Epiroc, Class A (SEK)  2,214,719 31,683
Epiroc, Class B (SEK)  956,284 12,058
Metso Outotec (EUR)  5,168,836 34,278
155,254
Electrical Components & Equipment 0.9%
Hubbell  89,177 19,887
Legrand (EUR)  122,272 7,906
Schneider Electric (EUR)  103,585 11,700
Shoals Technologies Group, Class A (1) 542,797 11,697
51,190
Industrial Machinery 1.6%
Alfa Laval (SEK)  405,506 10,055
Sandvik (SEK)  2,915,078 39,737
Weir Group (GBP)  2,869,156 44,418
94,210
Railroads 1.8%
Canadian National Railway (CAD)  172,978 18,681
Canadian Pacific Railway  257,331 17,169
CSX  583,123 15,534
Norfolk Southern  123,525 25,897
Union Pacific  141,242 27,517
104,798
Research & Consulting Services 0.5%
ALS (AUD)  4,871,215 31,560
31,560
Total Industrials & Business Services 588,361
INFORMATION TECHNOLOGY 0.1%
Semiconductor Equipment 0.1%
Entegris  69,331 5,756
Total Information Technology 5,756

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
MATERIALS 26.8%
Aluminum 0.4%
Norsk Hydro (NOK)  3,832,541 20,565
20,565
Construction Materials 1.0%
Martin Marietta Materials  78,987 25,441
Vulcan Materials  219,650 34,641
60,082
Copper 0.7%
ERO Copper (CAD) (1) 586,853 6,487
OZ Minerals (AUD)  652,675 10,798
Southern Copper  531,387 23,827
41,112
Diversified Metals & Mining 8.8%
BHP Group (AUD)  9,167,470 227,886
Boliden (SEK)  2,749,314 84,943
Grupo Mexico, Series B (MXN)  9,349,912 31,579
IGO (AUD)  3,910,594 34,399
MMC Norilsk Nickel (RUB) (2) 75,310 —
Rio Tinto (AUD)  558,956 33,813
Rio Tinto (GBP)  1,703,116 92,149
South32 (AUD)  6,262,816 14,867
519,636
Fertilizers & Agricultural Chemicals 0.8%
CF Industries Holdings  240,808 23,178
FMC  240,216 25,391
48,569
Forest Products 0.3%
Svenska Cellulosa, Class B (SEK)  793,572 10,069
West Fraser Timber (CAD)  82,061 5,937
16,006
Gold 5.0%
Franco-Nevada (CAD)  255,614 30,533
K92 Mining (CAD) (1) 12,955,350 74,092
Karora Resources (CAD) (1) 7,942,635 16,387
Northern Star Resources (AUD)  9,673,982 48,440
Perseus Mining (AUD)  32,113,141 31,241
Polyus (RUB) (2) 63,061 —
Rhyolite Resources (CAD) (1) 5,837,039 866
Royal Gold  59,045 5,540
Tietto Minerals (AUD) (1) 45,690,810 12,594
Wesdome Gold Mines (CAD) (1) 8,979,090 60,712

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Wheaton Precious Metals (CAD)  405,445 13,129
293,534
Industrial Gases 1.3%
Air Liquide (EUR)  77,921 8,906
Air Products & Chemicals  100,886 23,479
Linde  171,154 46,142
78,527
Metal & Glass Containers 0.7%
Ball  640,044 30,927
Verallia (EUR)  442,307 9,944
40,871
Paper Packaging 1.0%
Avery Dennison  68,904 11,211
International Paper  402,753 12,767
Mayr Melnhof Karton (EUR)  4,898 631
Packaging Corp. of America  214,093 24,040
Westrock  216,930 6,701
55,350
Paper Products 0.4%
Mondi (GBP)  406,849 6,250
UPM-Kymmene (EUR)  555,049 17,614
23,864
Precious Metals & Minerals 0.2%
Alrosa (RUB) (2) 19,084,530 —
Impala Platinum Holdings (ZAR)  331,151 3,079
Sibanye Stillwater (ZAR)  2,750,084 6,313
9,392
Specialty Chemicals 1.8%
Akzo Nobel (EUR)  224,070 12,698
Albemarle  38,462 10,171
Element Solutions  568,635 9,252
Koninklijke DSM (EUR)  26,327 2,996
RPM International  284,814 23,728
Sherwin-Williams  170,967 35,005
Shin-Etsu Chemical (JPY)  57,500 5,690
Sika  32,397 6,511
106,051
Steel 4.4%
Nippon Steel (JPY)  2,182,700 30,292
Nucor  513,335 54,922
Reliance Steel & Aluminum  496,060 86,518
Steel Dynamics  760,649 53,968

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Vale (BRL)  2,308,939 30,895
256,595
Total Materials 1,570,154
REAL ESTATE 33.1%
Diversified Real Estate Activities 1.0%
Mitsui Fudosan (JPY)  1,544,100 29,415
Sun Hung Kai Properties (HKD)  1,370,500 15,125
Tokyo Tatemono (JPY)  979,100 13,931
58,471
Health Care Real Estate Investment Trusts 1.5%
Ventas, REIT  843,207 33,872
Welltower, REIT  878,840 56,527
90,399
Hotel & Resort Real Estate Investment Trusts 1.2%
Apple Hospitality REIT, REIT  2,567,121 36,094
Hoshino Resorts REIT (JPY)  1,349 6,267
Host Hotels & Resorts, REIT  685,413 10,884
Pebblebrook Hotel Trust, REIT  1,318,783 19,135
72,380
Industrial Real Estate Investment Trusts 5.7%
EastGroup Properties, REIT  204,642 29,538
Goodman Group (AUD)  1,755,405 17,742
Industrial & Infrastructure Fund Investment (JPY)  13,535 15,337
Mitsui Fudosan Logistics Park (JPY)  2,547 8,717
Prologis, REIT  1,270,873 129,121
Rexford Industrial Realty, REIT  1,054,503 54,834
Summit Industrial Income REIT (CAD)  2,059,372 25,508
Terreno Realty, REIT  843,582 44,701
Warehouses De Pauw (EUR)  487,899 11,983
337,481
Office Real Estate Investment Trusts 2.6%
Alexandria Real Estate Equities, REIT  437,648 61,354
Daiwa Office Investment (JPY)  2,591 12,052
Derwent London (GBP)  386,995 8,731
Douglas Emmett, REIT  1,226,266 21,987
Gecina (EUR)  56,517 4,426
Great Portland Estates (GBP)  1,770,504 8,633
Kilroy Realty, REIT  490,082 20,637
SL Green Realty, REIT  308,025 12,370
150,190
Real Estate Development 0.2%
Howard Hughes (1) 103,368 5,726

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Katitas (JPY)  361,500 8,048
13,774
Real Estate Operating Companies 1.3%
China Resources Mixc Lifestyle Services (HKD)  2,151,400 8,212
Fabege (SEK)  554,815 3,769
Hongkong Land Holdings  4,456,800 19,583
Kojamo (EUR)  1,210,120 15,585
Shurgard Self Storage (EUR)  226,304 9,200
Wharf Real Estate Investment (HKD)  3,898,000 17,671
74,020
Residential Real Estate Investment Trusts 7.2%
American Homes 4 Rent, Class A, REIT  1,679,228 55,096
Apartment Income REIT, REIT  332,263 12,832
Apartment Investment & Management, Class A, REIT  443,716 3,239
AvalonBay Communities, REIT  408,016 75,152
Camden Property Trust, REIT  390,592 46,656
Canadian Apartment Properties REIT (CAD)  162,438 4,951
Equity LifeStyle Properties, REIT  1,309,380 82,281
Equity Residential, REIT  1,061,508 71,355
Essex Property Trust, REIT  232,519 56,323
UNITE Group (GBP)  1,327,156 12,600
420,485
Retail Real Estate Investment Trusts 3.1%
Acadia Realty Trust, REIT  1,919,949 24,230
CapitaLand Integrated Commercial Trust (SGD)  7,618,500 10,134
Federal Realty Investment Trust, REIT  58,025 5,229
Kimco Realty, REIT  388,745 7,157
Lendlease Global Commercial REIT (SGD)  18,666,010 9,890
Regency Centers, REIT  928,800 50,016
Scentre Group (AUD)  6,703,090 10,952
Simon Property Group, REIT  731,487 65,651
183,259
Specialized Real Estate Investment Trusts 9.3%
American Tower, REIT  388,255 83,358
Big Yellow Group (GBP)  522,463 6,183
Crown Castle, REIT  283,341 40,957
CubeSmart, REIT  1,489,820 59,682
Digital Core REIT Management  20,849,100 14,522
Equinix, REIT  207,108 117,811
Extra Space Storage, REIT  67,985 11,742
Public Storage, REIT  386,417 113,147
Rayonier, REIT  770,038 23,078
SBA Communications, REIT  249,429 71,000

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Weyerhaeuser, REIT  202,506 5,784
547,264
Total Real Estate 1,947,723
UTILITIES 1.3%
Electric Utilities 0.7%
Iberdrola (EUR)  485,568 4,528
NextEra Energy  147,005 11,527
Southern  213,867 14,543
Xcel Energy  119,429 7,643
38,241
Multi-Utilities 0.6%
Ameren  106,276 8,561
CMS Energy  107,653 6,270
Dominion Energy  97,383 6,730
Sempra Energy  104,792 15,712
37,273
Total Utilities 75,514
Total Miscellaneous Common Stocks  4.0% (4) 236,538
Total Common Stocks (Cost $5,580,292) 5,280,359
CONVERTIBLE PREFERRED STOCKS 1.7%
CONSUMER STAPLES 0.2%
Agricultural Products 0.2%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $2,712 (1)(2)(3) 146,876 9,129
Total Consumer Staples 9,129
INDUSTRIALS & BUSINESS SERVICES 0.0%
Electrical Components & Equipment 0.0%
Tonian Holdings, Series A, Non-Voting Units, Acquisition Date:
1/15/21, Cost $690 (1)(2)(3) 699,536 839
Tonian Holdings, Series A, Voting Units, Acquisition Date: 1/15/21,
Cost $970 (1)(2)(3) 983,766 1,181
Total Industrials & Business Services 2,020
MATERIALS 1.1%
Copper 0.6%
Jetti Holdings, Series C, Acquisition Date: 5/24/21 - 6/30/21,
Cost $3,736 (1)(2)(3) 64,540 8,577
Jetti Holdings, Series D, Acquisition Date: 9/20/22,
Cost $29,011 (1)(2)(3) 218,303 29,011
37,588

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Diversified Metals & Mining 0.3%
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $18,268 (1)(2)(3) 666,457 18,268
18,268
Other 0.2%
Lilac Solutions, Series B, Acquisition Date: 9/8/21, Cost $9,143 (1)
(2)(3) 696,477 9,507
9,507
Total Materials 65,363
UTILITIES 0.4%
Electric Utilities 0.4%
NextEra Energy, 5.279%, 3/1/23  479,148 23,972
Total Utilities 23,972
Total Convertible Preferred Stocks (Cost $86,101) 100,484
EQUITY MUTUAL FUNDS 2.8%
Industrial Select Sector SPDR Fund  824,061 68,266
iShares MSCI Global Metals & Mining Producers ETF  961,117 32,707
SPDR S&P Homebuilders ETF  527,723 28,861
SPDR S&P Oil & Gas Exploration & Production ETF  171,496 21,389
VanEck Vectors Oil Services ETF  70,267 14,841
Total Equity Mutual Funds (Cost $176,243) 166,064
SHORT-TERM INVESTMENTS 4.9%
Money Market Funds 4.1%
T. Rowe Price Treasury Reserve Fund, 3.06% (5)(6) 243,863,434 243,863
243,863
U.S. Treasury Obligations 0.8%
U.S. Treasury Bills, 3.279%, 2/16/23 (7) 43,820,000 43,229
43,229
Total Short-Term Investments (Cost $287,140) 287,092
Total Investments in Securities 99.1%
(Cost $6,129,776) $ 5,833,999
Other Assets Less Liabilities 0.9% 53,323
Net Assets 100.0% $ 5,887,322

T. ROWE PRICE Real Assets Fund

‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$90,085 and represents 1.5% of net assets.
(4) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(5) Seven-day yield
(6) Affiliated Companies
(7) At September 30, 2022, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
ADR American Depositary Receipts
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
DKK Danish Krone
ETF Exchange-Traded Fund
EUR Euro
GBP British Pound
GDR Global Depositary Receipts
HKD Hong Kong Dollar
JPY Japanese Yen
MXN Mexican Peso
NOK Norwegian Krone
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
RUB Russian Ruble
SEK Swedish Krona
SGD Singapore Dollar
SOFR Secured overnight financing rate
USD U.S. Dollar
ZAR South African Rand

T. ROWE PRICE Real Assets Fund

(Amounts in 000s)
SWAPS (0.1)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.1)%
Total Return Swaps (0.1)%
Citibank, Receive Underlying Reference:
iShares MSCI China ETF at Monthly, Pay
Variable 2.949% (SOFR + 0.42%) Monthly,
1/18/24 * 26,263 (2,745) — (2,745)
Citibank, Receive Underlying Reference:
KraneShares CSI China Internet ETF at
Monthly, Pay Variable 2.949% (SOFR +
0.42%) Monthly, 1/18/24 * 18,283 (2,053) — (2,053)
Citibank, Receive Underlying Reference:
Xtrackers Harvest CSI 300 China A-Shares
ETF at Monthly, Pay Variable 2.949%
(SOFR + 0.42%) Monthly, 1/18/24 * 34,878 (3,096) — (3,096)
Total Bilateral Total Return Swaps — (7,894)
Total Bilateral Swaps — (7,894)

T. ROWE PRICE Real Assets Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 10/14/22 NOK 313,394 USD 31,307 $ (2,522)
BNP Paribas 10/4/22 BRL 171,800 USD 31,776 41
BNP Paribas 10/4/22 USD 32,049 BRL 171,800 232
BNP Paribas 11/3/22 BRL 171,800 USD 31,831 (240)
Canadian Imperial Bank
of Commerce 10/14/22 CAD 32,437 USD 24,881 (1,400)
Deutsche Bank 10/14/22 USD 30,120 SEK 321,986 1,088
JPMorgan Chase 10/4/22 BRL 171,800 USD 33,447 (1,629)
JPMorgan Chase 10/4/22 USD 31,776 BRL 171,800 (41)
Morgan Stanley 10/14/22 NOK 313,171 EUR 31,200 (1,843)
Wells Fargo Bank 10/14/22 USD 24,335 CAD 32,437 854
Net unrealized gain (loss) on open forward
currency exchange contracts $ (5,460)

T. ROWE PRICE Real Assets Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 220 Hang Seng Index contracts 10/22 24,117 $ (815)
Short, 463 NASDAQ 100 E-Mini Index contracts 12/22 (102,189) 13,748
Short, 641 S&P 500 E-Mini Index contracts 12/22 (115,428) 14,329
Long, 171 S&P/TSX 60 Index contracts 12/22 27,630 (1,757)
Short, 365 U.S. Treasury Notes ten year contracts 12/22 (40,903) 1,927
Short, 132 Ultra U.S. Treasury Bonds contracts 12/22 (18,084) 1,415
Long, 3,359 Xae Energy Index contracts 12/22 253,101 (25,728)
Net payments (receipts) of variation margin to date (1,167)
Variation margin receivable (payable) on open futures contracts $ 1,952

T. ROWE PRICE Real Assets Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Rhyolite Resources  $ (16) $ (3,167) $ —
SPDR S&P Homebuilders ETF  (5,008) (19,252) 349
T. Rowe Price Treasury Reserve Fund, 3.06% — — 1,468
Totals $ (5,024)# $ (22,419) $ 1,817+
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
09/30/22
Rhyolite Resources  $ * $ — $ 25 $ *
SPDR S&P Homebuilders ETF  * — 19,161 *
T. Rowe Price Treasury Reserve
Fund, 3.06% 76,330  ¤  ¤ 243,863
Total $ 243,863^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $1,817 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $243,863.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE Real Assets Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Real Assets Fund, Inc.  (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation
Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)

T. ROWE PRICE Real Assets Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

T. ROWE PRICE Real Assets Fund

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate.
Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Real Assets Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 3,255,995 $ 2,010,791 $ 13,573 $ 5,280,359
Convertible Preferred Stocks — 23,972 76,512 100,484
Equity Mutual Funds 166,064 — — 166,064
Short-Term Investments 243,863 43,229 — 287,092
Total Securities 3,665,922 2,077,992 90,085 5,833,999
Forward Currency Exchange
Contracts — 2,215 — 2,215
Futures Contracts* 31,419 — — 31,419
Total $ 3,697,341 $ 2,080,207 $ 90,085 $ 5,867,633
Liabilities
Swaps* $ — $ 7,894 $ — $ 7,894
Forward Currency Exchange
Contracts — 7,675 — 7,675
Futures Contracts* 28,300 — — 28,300
Total $ 28,300 $ 15,569 $ — $ 43,869
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Real Assets Fund

other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
F176-054Q3 09/22